Employee Benefit Plans - Schedule of Combined Funded Status and Net Periodic Pension Cost and Postretirement Benefit - Postretirement Benefits (Parenthetical) (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Other Postretirement Benefits Plan [Member]
Accumulated other comprehensive loss, tax	$ (9.9)	$ (9.9)